Related party relationship and transactions	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Related party relationship and transactions

31. Related party relationship and transactions

The list of subsidiaries, associate and joint venture as of March 31, 2026 are provided in the table below:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation	Holding
Attune Consulting India Private Limited			India	100.00%
Capco Technologies Private Limited			India	100.00%
Wipro Chengdu Limited			China	8.96%
Wipro Holdings (UK) Limited			U.K.	100.00%
	Wipro Technologies SRL		Romania	^
Wipro IT Services Bangladesh Limited			Bangladesh	100.00%
Wipro IT Services UK Societas			U.K.	100.00%
	Capco Consulting Middle East FZE (2)		UAE	100.00%
	Designit A/S		Denmark	100.00%
		Designit Denmark A/S	Denmark	100.00%
		Designit Germany GmbH	Germany	100.00%
		Designit Oslo A/S	Norway	100.00%
		Designit Spain Digital, S.L.U	Spain	100.00%
		Designit T.L.V Ltd.	Israel	100.00%
	Wipro Bahrain Limited Co. W.L.L		Bahrain	100.00%
	Wipro Czech Republic IT Services s.r.o.		Czech Republic	100.00%

	Wipro CRM Services		Belgium	100.00%
		Wipro 4C Consulting France SAS	France	100.00%
		Wipro CRM Services B.V.	Netherlands	100.00%
		Wipro CRM Services ApS	Denmark	100.00%
		Wipro CRM Services UK Limited	U.K.	100.00%
	Grove Holdings 2 S.á.r.l		Luxembourg	100.00%
		Capco Solution Services GmbH	Germany	100.00%
		The Capital Markets Company Italy Srl	Italy	100.00%
		Capco Brasil Serviços E Consultoria Ltda	Brazil	99.99%
		The Capital Markets Company BV (1)	Belgium	100.00%
	PT. WT Indonesia		Indonesia	99.60%
	Rainbow Software LLC		Iraq	100.00%
	Wipro Arabia Limited		Saudi Arabia	66.67%
		Women's Business Park Technologies Limited	Saudi Arabia	100.00%
	Wipro Doha LLC		Qatar	100.00%
	Wipro Financial Outsourcing Services Limited		U.K.	100.00%
		Wipro UK Limited	U.K.	100.00%
	Wipro Gulf LLC		Sultanate of Oman	99.98%
	Wipro Information Technology Netherlands BV.		Netherlands	100.00%
		Wipro Gulf LLC	Sultanate of Oman	0.02%
		Wipro Technologies SA	Argentina	2.62%
		Wipro (Thailand) Co. Limited	Thailand	0.03%
		Wipro Technologies GmbH	Germany	14.87%
		Wipro Do Brasil Sistemas De Informatica Ltda	Brazil	0.07%
		Wipro do Brasil Technologia Ltda (1)	Brazil	99.44%
		Wipro Information Technology Kazakhstan LLP	Kazakhstan	100.00%
		Wipro Outsourcing Services (Ireland) Limited	Ireland	100.00%
		Wipro Portugal S.A. (1)	Portugal	100.00%
		Wipro Solutions Canada Limited	Canada	100.00%
		Wipro Technologies Limited	Russia	99.99%
		Wipro Technologies Peru SAC	Peru	99.98%
		Wipro Technologies W.T. Sociedad Anonima	Costa Rica	100.00%
		Wipro Technology Chile SPA	Chile	100.00%
		Applied Value Technologies B.V.	Netherlands	100.00%
	Wipro IT Service Ukraine, LLC		Ukraine	100.00%
	Wipro IT Services Poland SP Z.O.O		Poland	100.00%
	Wipro IT Services S.R.L.		Romania	100.00%
	Wipro Regional Headquarter		Saudi Arabia	100.00%
	Wipro Technologies Australia Pty Ltd		Australia	100.00%
		Wipro Ampion Holdings Pty Ltd (1)	Australia	100.00%
	Wipro Technologies SA		Argentina	97.38%
	Wipro Technologies SA DE CV		Mexico	91.08%
	Wipro Technologies South Africa (Proprietary) Limited		South Africa	69.42%
		Wipro Technologies Nigeria Limited	Nigeria	99.84%
	Wipro Technologies SRL		Romania	100.00%
	Wipro (Thailand) Co. Limited		Thailand	99.97%
	Wipro Shanghai Limited		China	84.63%
	Wipro Technologies Nigeria Limited		Nigeria	0.16%
	Wipro Technologies Limited		Russia	0.01%
	Wipro Technologies Peru SAC		Peru	0.02%
Wipro Japan KK			Japan	100.00%
Wipro Networks Pte Limited			Singapore	100.00%
	Applied Value Technologies Pte. Limited		Singapore	100.00%
	Wipro Chengdu Limited		China	91.04%
	PT. WT Indonesia		Indonesia	0.40%

	Wipro (Thailand) Co. Limited		Thailand	^
	Wipro (Dalian) Limited		China	100.00%
	Wipro Technologies SDN BHD		Malaysia	100.00%
	Wipro (Tianjin) Limited (3)		China	100.00%
Wipro Philippines, Inc.			Philippines	100.00%
Wipro Shanghai Limited			China	15.37%
Wipro Travel Services Limited			India	100.00%
Wipro, LLC			USA	100.00%
	Wipro Technologies SA DE CV		Mexico	8.92%
	Wipro Gallagher Solutions, LLC		USA	100.00%
	Wipro Insurance Solutions, LLC		USA	100.00%
	Wipro IT Services, LLC (8)		USA	100.00%
		Aggne Global Inc.	USA	60.00%
		Edgile, LLC	USA	100.00%
		HealthPlan Services, Inc. (1)	USA	100.00%
		Infocrossing, LLC	USA	100.00%
		International TechneGroup Incorporated (1)	USA	100.00%
		Wipro NextGen Enterprise Inc. (1)	USA	100.00%
		Rizing Intermediate Holdings, Inc. (1)	USA	100.00%
		Wipro Appirio, Inc. (1)	USA	100.00%
		Wipro Designit Services, Inc. (1)	USA	100.00%
		Wipro Telecom Consulting LLC	USA	100.00%
		Wipro VLSI Design Services, LLC	USA	100.00%
		Applied Value Technologies, Inc.	USA	100.00%
		Wipro Business Services LLC (10)	USA	100.00%
		The Capital Markets Company, LLC (1) (7)	USA	100.00%
Aggne Global IT Services Private Limited			India	60.00%
Wipro, Inc.			USA	100.00%
	Wipro Life Science Solutions, LLC		USA	100.00%
Wipro Connected Services, Inc. (Formerly known as Harman Connected Services, Inc.) (4) (5)			USA	100.00%
	Wipro Connected Services Mauritius Pvt Ltd (Formerly known as Harman Connected Services Mauritius Pvt Ltd)		Mauritius	100.00%
		Connected Services Corporation Wipro India Private Limited (Formerly known as Harman Connected Services Corporation India Pvt. Ltd.)	India	98.40%
	Connected Services Corporation Wipro India Private Limited (Formerly known as Harman Connected Services Corporation India Pvt. Ltd.)		India	1.60%
	Wipro Connected Services Engineering Corp. (Formerly known as Harman Connected Services Engineering Corp.)		USA	100.00%
	Wipro Connected Services UK Limited (Formerly known as Harman Connected Services UK Limited)		UK	100.00%
		Harman Connected Services Morocco	Morocco	100.00%
	Wipro Connected Services US Midco LLC (Formerly known as Harman Connected Services US Midco LLC)		USA	100.00%
		Harman Connected Services AB (1)	Sweden	100.00%

The Wipro SA Broad Based Ownership Scheme Trust
	Wipro SA Broad Based Ownership Scheme SPV (RF) (PTY) LTD			100.00%
		Wipro Technologies South Africa (Proprietary) Limited	South Africa	30.58%

^ Value is less than 0.01%

The Company controls ‘Wipro SA Broad Based Ownership Scheme Trust’ and ‘Wipro SA Broad Based Ownership Scheme SPV (RF) (PTY) LTD’ incorporated in South Africa and ‘Wipro Foundation’ in India. All the above direct subsidiaries are 100% held by the Company except as mentioned in footnote (2) and (3) below.

(2)
Grove Holdings 2 S.á.r.l. has transferred its entire shareholding in Capco Consulting Middle East FZE to Wipro IT Services UK Societas, effective September 19, 2025.
(3)
Wipro (Tianjin) Limited has been incorporated with effect from May 23, 2025, which is 100% held by Wipro Networks Pte Limited.
(4)
The Company, through its subsidiaries, has acquired 100% shareholding in Wipro Connected Services, Inc. (Formerly known as Harman Connected Services, Inc.) and its subsidiaries, effective December 1, 2025.
(5)
Wipro Digital Inc., a wholly owned subsidiary, has merged with Wipro Connected Services, Inc. (Formerly known as Harman Connected Services, Inc.), a step-down subsidiary, effective December 1, 2025.
(6)
Cardinal US Holdings, Inc transferred its entire ownership in Capco Consulting Services LLC to The Capital Markets Company, LLC effective March 30, 2026.
(7)
Capco RISC Consulting LLC merged with The Capital Markets Company, LLC effective March 30, 2026.
(8)
Cardinal US Holdings, Inc. merged with Wipro IT Services, LLC effective March 31, 2026.
(9)
Rizing Consulting USA, LLC (Formerly known as Rizing Consulting USA, Inc.) merged with Rizing LLC effective March 31, 2026.
(10)
Wipro Business Services LLC has been incorporated as a step down subsidiary of the Company with effect from January 20, 2026, which is 100% held by Wipro, LLC.
(1)
Step Subsidiary details of The Capital Markets Company LLC, HealthPlan Services, Inc., International TechneGroup Incorporated, Wipro NextGen Enterprise Inc., Rizing Intermediate Holdings, Inc., The Capital Markets Company BV, Wipro Ampion Holdings Pty Ltd, Wipro Appirio, Inc., Wipro Designit Services, Inc., Wipro do Brasil Technologia Ltda, Wipro Portugal S.A. and Harman Connected Services AB are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation	Holding
The Capital Markets Company, LLC			USA
	Capco Consulting Services LLC (6)		USA	100.00%
HealthPlan Services, Inc.			USA
	HealthPlan Services Insurance Agency, LLC		USA	100.00%
International TechneGroup Incorporated			USA
	International TechneGroup Ltd.		U.K.	100.00%
	ITI Proficiency Ltd		Israel	100.00%
	MechWorks S.R.L.		Italy	100.00%
Wipro NextGen Enterprise Inc.			USA
	LeanSwift AB		Sweden	100.00%
Rizing Intermediate Holdings, Inc.			USA
	Rizing Lanka (Private) Ltd		Sri Lanka	100.00%
		Attune Netherlands B.V. (11)	Netherlands	100.00%
	Rizing Solutions Canada Inc.		Canada	100.00%
	Rizing LLC (9)		USA	100.00%
		Rizing B.V.	Netherlands	100.00%
		Rizing Consulting Ireland Limited	Ireland	100.00%
		Rizing Consulting Pty Ltd.	Australia	100.00%
		Rizing Geospatial LLC	USA	100.00%

		Rizing GmbH	Germany	100.00%
		Rizing Limited	U.K.	100.00%
		Rizing Pte Ltd. (11)	Singapore	100.00%
The Capital Markets Company BV			Belgium
	CapAfric Consulting (Pty) Ltd		South Africa	100.00%
	Capco Belgium BV		Belgium	100.00%
		The Capital Markets Company s.r.o	Slovakia	15.00%
		Capco Consultancy (Thailand) Ltd	Thailand	0.04%
	Capco Consultancy (Malaysia) Sdn. Bhd		Malaysia	100.00%
	Capco Consultancy (Thailand) Ltd		Thailand	99.92%
	Capco Consulting Singapore Pte. Ltd		Singapore	100.00%
	Capco Greece Single Member P.C		Greece	100.00%
	Capco Poland sp. z.o.o		Poland	100.00%
	The Capital Markets Company (UK) Ltd		U.K.	100.00%
		Capco Consultancy (Thailand) Ltd	Thailand	0.04%
		The Capital Markets Company Limited	Hong Kong	0.01%
	The Capital Markets Company GmbH		Germany	100.00%
		Capco Austria GmbH	Austria	100.00%
	The Capital Markets Company Limited		Hong Kong	99.99%
	The Capital Markets Company Limited		Canada	100.00%
		Capco Brasil Serviços E Consultoria Ltda	Brazil	0.01%
	The Capital Markets Company S.á.r.l		Switzerland	100.00%
		Andrion AG	Switzerland	100.00%
	The Capital Markets Company S.A.S		France	100.00%
	The Capital Markets Company s.r.o		Slovakia	85.00%
Wipro Ampion Holdings Pty Ltd			Australia
	Wipro Revolution IT Pty Ltd		Australia	100.00%
	Wipro Shelde Australia Pty Ltd		Australia	100.00%
Wipro Appirio, Inc.			USA
	Wipro Appirio (Ireland) Limited		Ireland	100.00%
		Wipro Appirio UK Limited	U.K.	100.00%
	Topcoder, LLC		USA	100.00%
Wipro Designit Services, Inc.			USA
	Wipro Designit Services Limited		Ireland	100.00%
Wipro do Brasil Technologia Ltda			Brazil
	Wipro do Brasil Servicos Ltda		Brazil	100.00%
	Wipro Do Brasil Sistemas De Informatica Ltda		Brazil	96.84%
Wipro Portugal S.A.			Portugal
	Wipro do Brasil Technologia Ltda		Brazil	0.56%
	Wipro Do Brasil Sistemas De Informatica Ltda		Brazil	3.09%
	Wipro Technologies GmbH		Germany	85.13%
		Wipro Business Solutions GmbH (11)	Germany	100.00%
		Wipro IT Services Austria GmbH	Austria	100.00%
Harman Connected Services AB			Sweden
	Harman Connected Services Solutions (Chengdu) Co. Ltd.		China	100.00%

(11)
Step Subsidiary details of Attune Netherlands B.V., Rizing Pte Ltd. and Wipro Business Solutions GmbH are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation	Holding
Attune Netherlands B.V.			Netherlands
	Rizing Germany GmbH		Germany	100.00%
	Attune Italia S.R.L		Italy	100.00%
	Attune UK Ltd.		U.K.	100.00%
Rizing Pte Ltd.			Singapore
	Rizing New Zealand Ltd.		New Zealand	100.00%
	Rizing Philippines Inc.		Philippines	100.00%
	Rizing SDN BHD		Malaysia	100.00%
	Rizing Solutions Pty Ltd		Australia	100.00%
Wipro Business Solutions GmbH			Germany
	Wipro Technology Solutions S.R.L		Romania	100.00%

As at March 31, 2026, Wipro, LLC held 43.7% interest in Drivestream Inc., incorporated in the USA, and Wipro IT Services LLC held 27% interest in SDVerse LLC, incorporated in the USA, accounted for using the equity method.

The list of controlled trusts are:

Name of the entity	Country of incorporation
Wipro Equity Reward Trust	India
Wipro Foundation	India

Vide the order dated June 06, 2025, the Hon’ble National Company Law Tribunal, Bengaluru bench, approved the scheme of amalgamation for the merger of wholly owned subsidiaries Wipro HR Services India Private Limited, Wipro Overseas IT Services Private Limited, Wipro Technology Product Services Private Limited, Wipro Trademarks Holding Limited and Wipro VLSI Design Services India Private Limited with Wipro Limited. As per the said scheme, the appointed date is April 1, 2025.

The other related parties are:

Name of the related parties:	Nature
Azim Premji Foundation	Entity controlled by Promoters
Azim Premji Foundation for Development	Entity controlled by Promoters
Hasham Traders	Entity controlled by Promoters
Prazim Traders	Entity controlled by Promoters
Zash Traders	Entity controlled by Promoters
Hasham Investment and Trading Co. Pvt. Ltd	Entity controlled by Promoters
Azim Premji Philanthropic Initiatives Pvt. Ltd	Entity controlled by Promoters
Azim Premji Trust	Entity controlled by Promoters
Azim Premji Trustee Company Pvt Ltd	Entity controlled by Promoters
Azim Premji Safe Deposit Pvt Ltd	Entity controlled by Promoters
Hasham Premji Pvt Ltd	Entity controlled by Promoters
PI Opportunities Fund I	Entity controlled by Promoters
PI Opportunities Fund II	Entity controlled by Promoters
Apex Trust	Entity controlled by Promoters
Napean Trading and Investment Company (Singapore) Pte Ltd	Entity controlled by Promoters
Pioneer Private Trust	Entity controlled by Promoters
Pioneer Investment Fund	Entity controlled by Promoters
Azim Premji Trust Services Pvt Ltd	Entity controlled by Promoters
Pl International Holdings LLC	Entity controlled by Promoters
Azim Premji Custodial & Management Service Private Limited	Entity controlled by Promoters
Azim Premji Education Trust	Entity controlled by Promoters
Prazim Trading & Investment Company Private Limited	Entity controlled by Promoters
Nina Investment & Estates Pvt. Ltd.	Entity controlled by Promoters
Varsha Investment & Estates Pvt. Ltd.	Entity controlled by Promoters
Bharti Investment & Estates Pvt. Ltd.	Entity controlled by Promoters
Napean Opportunities LLP	Entity controlled by Promoters
Best Value Chem Private Limited	Entity controlled by Promoters
PI Investment Advisory LLP	Entity controlled by Promoters
WEPL Family Trust	Entity controlled by Promoters
Hygienic Research Institute Private Limited	Entity controlled by Promoters
Wipro Enterprises (P) Limited and its subsidiaries	Entity controlled by Promoters
Azim Premji University	Entity controlled by Promoters
PI Opportunities Fund I Scheme II	Entity controlled by Promoters

PI Opportunities AIF V LLP	Entity controlled by Promoters
Vidyaniti LLP	Entity controlled by Promoters
Pioneer Investment Fund Scheme II	Entity controlled by Promoters
Tariq Azim Premji Trust	Entity controlled by Promoters
Pioneer Independent Trust	Entity controlled by Promoters
Central Camera Co. Pvt. Ltd.	Entity controlled by Promoters
Gem Photographic (India) Pvt. Ltd.	Entity controlled by Promoters
Wipro GE Healthcare Private Limited	Joint Venture between Wipro Enterprises (P) Limited and General Electric
S.B. Packagings Private Limited	Entity with significant influence of Promoters
Financial Software and Systems Private Limited	Entity with significant influence of Promoters
Fab India Limited	Entity with significant influence of Promoters
Amagi Media Labs Private Limited	Entity with significant influence of Promoters
Finnovation Tech Solutions Private Limited	Entity with significant influence of Promoters
Shubham Housing Development Finance Company Limited	Entity with significant influence of Promoters
Microplastics Private Limited	Entity with significant influence of Promoters
Comfort Grid Technologies Private Limited	Entity with significant influence of Promoters
TI Medical Private Limited	Entity with significant influence of Promoters
Indiejewel Fashions Private Limited	Entity with significant influence of Promoters
The Woodenstreet Furnitures Private Limited	Entity with significant influence of Promoters
SBI General Insurance Company Limited	Entity with significant influence of Promoters
Weaver Services Private Limited	Entity with significant influence of Promoters
Krazybee Services Private Limited	Entity with significant influence of Promoters

Post-employment benefit plans
Wipro Information Technology Limited Provident Fund Trust	Post-employment benefit plans
Wipro Systems Provident Fund Trust	Post-employment benefit plans
Wipro Limited Management Employees Pension Fund	Post-employment benefit plans
Wipro Limited BPO Division Employees Superannuation Trust	Post-employment benefit plans
Wipro Infotech Limited Management Employees Pension Fund	Post-employment benefit plans
Wipro Limited Employees Superannuation Fund	Post-employment benefit plans
Wipro Limited Employees Gratuity Fund	Post-employment benefit plans
Wipro Limited BPO Division Employees Gratuity Trust	Post-employment benefit plans

Key management personnel
Azim H. Premji	Non-Executive, Non-Independent Director (designated as "Founder Chairman") (1)
Rishad A. Premji	Chairman of the Board (designated as "Executive Chairman")
Srinivas Pallia	Chief Executive Officer and Managing Director
Aparna C. Iyer	Chief Financial Officer
Päivi Rekonen	Independent Director
N. S. Kannan	Independent Director
Dr. Patrick J. Ennis	Independent Director (2)
Patrick Dupuis	Independent Director (2)
Laura Marie Miller	Independent Director (3)
Deepak M. Satwalekar	Independent Director
Tulsi Naidu	Independent Director

(1)
Mr. Azim H. Premji is the ultimate controlling party.
(2)
Dr. Patrick J. Ennis and Mr. Patrick Dupuis retired from their positions as Independent Directors of the Company with effect from the close of business hours on March 31, 2026.
(3)
On March 5, 2026, the Board of Directors approved the appointment of Ms. Laura Marie Miller as an Additional Director in the capacity of Independent Director for a term of five years, with effect from April 1, 2026 to March 31, 2031, subject to the approval of the Members of the Company. The appointment was approved by the Members of the Company vide special resolution dated May 21, 2026, passed through postal ballot by e-voting.

Close members of Key management personnel:

- Yasmeen A. Premji

- Tariq A. Premji

- Aditi Mehta Premji

- Avita Hazarika

The Company has the following related party transactions:

	Entities controlled by/with significant influence of Promoters		Key Management Personnel		Associate / Joint Venture		Other related parties
Transactions for the year ended March 31, 2024
Sale of goods and services	₹	559	₹	-	₹	-	₹	-
Purchase of services		-		-		107		-
Items of property, plant and equipments purchased		330		-		-		-
Dividend (1)		3,577		232		-		-
Buyback of shares (1)		81,093		5,028		-		-
Rental income		26		-		-		-
Rent paid	^			7		-		-
Contribution to post employment benefit plans		-		-		-		6,265
Others		14		-		-		-

Key management personnel (2)(3)
Remuneration and short-term benefits (4)	₹	-	₹	1,321	₹	-	₹	-
Other benefits (5)		-		585		-		-

Balance as at March 31, 2024
Receivables	₹	478	₹	-	₹	-	₹	-
Payables		-		638		-		-

	Entities controlled by/with significant influence of Promoters		Key Management Personnel		Associate / Joint Venture		Other related parties
Transactions for the year ended March 31, 2025
Sale of goods and services	₹	305	₹	-	₹	-	₹	-
Purchase of services		423		-		-		-
Items of property, plant and equipments purchased		155		-		-		-
Ticketing and hospitality		448		-		-		-
Dividend (1)		42,923		2,780		-		-
Rental income		31		-		-		-
Rent paid		1		12		-		-
Contribution to post employment benefit plans		-		-		-		6,517
Others		70		-		-		-

Key management personnel (2)(6)
Remuneration and short-term benefits (4)	₹	-	₹	596	₹	-	₹	-
Other benefits (5)		-		283		-		-

Balance as at March 31, 2025
Receivables	₹	255	₹	-	₹	-	₹	-
Payables		-		254		-		-

	Entities controlled by/with significant influence of Promoters		Key Management Personnel		Associate / Joint Venture		Other related parties
Transactions for the year ended March 31, 2026
Sale of goods and services	₹	358	₹	-	₹	7	₹	-
Purchase of services		169		-		-		-
Items of property, plant and equipments purchased		145		-		-		-
Ticketing and hospitality		418		-		-		-
Dividend (1)		78,692		5,097		-		-
Rental income		11		-		-		-
Rent paid		1		12		-		-
Sale of investment		-		-		181		-
Advance paid to supplier		46		-		-		-
Contribution to post employment benefit plans		-		-		-		7,058

Contribution to Gratuity trust		-		-		-		5,220
Investment		-		-		348		-
Others		20		-		-		-

Key management personnel (2)
Remuneration and short-term benefits (4)	₹	-	₹	505	₹	-	₹	-
Other benefits (5)		-		273		-		-

Balance as at March 31, 2026
Receivables	₹	371	₹	-	₹	-	₹	-
Payables		-		138		-		-

^ Value is less than 0.5

(1)
Includes relative of key management personnel.
(2)
Post-employment benefits and other long-term benefits including compensated absences are not disclosed, as these are determined for the Company as a whole based on actuarial valuation.
(3)
Remuneration, short-term benefits and other benefits for Mr. Thierry Delaporte includes cash compensation in amount of ₹ 415, cost of accelerated vesting of ₹ 310 towards unvested stock options and ₹ 196 towards social security contributions.
(4)
Remuneration and short-term benefits includes sitting fees and commission paid to non-executive directors, non-independent directors, and independent directors.
(5)
Other benefits include ₹ 575, ₹ 277, and ₹ 267 as of March 31, 2024, 2025 and 2026, respectively towards amortization of RSUs granted to key management personnel which vest over a period of time. This also includes RSU’s that will vest based on performance parameters of the Company.
(6)
Remuneration, short-term benefits and other benefits for Mr. Srinivas Pallia is for the period from April 7, 2024 to March 31, 2025.

During the year ended March 31, 2025, the Company allotted 231,642,592 equity shares to key management personnel and 3,576,894,608 equity shares to entities controlled by promoters on account of bonus issue.

All related party transactions were entered at an arm’s length basis and in the ordinary course of business. There are no materially significant related party transactions made by the Company with promoters, directors or key management personnel, which may have a potential conflict with the interests of the Company at large.